Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2021	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922
Transfer of pre-delivery payments	—	284,170	(284,170)	—	—	—	—	—
Additions	—	75,080	347,010	525	1,114	290	11,296	435,315
Disposals	—	(36,351)	—	(3,576)	(140)	(3,139)	—	(43,206)
Reclassifications	—	1,028	5,600	—	135	657	(1,877)	5,543
Reclassifications from assets held for sale	—	62,875	—	—	—	—	—	62,875
Balance at December 31, 2021	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Transfer of pre-delivery payments	—	50,977	(50,977)	—	—	—	—	—
Additions	—	228,908	383,176	2,903	3,318	3,291	882	622,478
Disposals	—	(46,121)	—	(1,395)	(4,265)	(164)	(29)	(51,974)
Reclassifications	—	8,179	(76,200)	—	—	5,873	(14,052)	(76,200)
Balance at December 31, 2022	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Transfer of pre-delivery payments	—	211,703	(211,703)	—	—	—	—	—
Additions	—	373,983	205,030	3,993	3,760	1,991	9,302	598,059
Disposals	—	(56,979)	—	(427)	(1,476)	(897)	—	(59,779)
Reclassifications	—	(549)	(25,400)	—	—	617	(68)	(25,400)
Balance at December 31, 2023	$6,301	$3,695,677	$700,180	$58,636	$35,242	$75,978	$11,619	$4,583,633
Accumulated depreciation and impairment -
Balance at January 1, 2021	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)
Depreciation for the year	—	(127,432)	—	(2,576)	(1,639)	(4,696)	—	(136,343)
Disposals	—	34,893	—	3,501	137	2,503	—	41,034
Balance at December 31, 2021	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Depreciation for the year	—	(163,674)	—	(2,392)	(1,354)	(4,490)	—	(171,910)
Disposals	—	42,631	—	1,366	4,265	164	—	48,426
Balance at December 31, 2022	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Depreciation for the year	—	(200,851)	—	(2,546)	(2,190)	(4,320)	—	(209,907)
Disposals	—	49,382	—	398	1,470	885	—	52,135
Balance at December 31, 2023	$—	$(1,214,538)	$—	$(48,951)	$(29,772)	$(51,736)	$(4)	$(1,345,001)
Carrying amounts -
At December 31, 2021	$6,301	$1,983,550	$476,254	$7,785	$1,942	$21,292	$15,580	$2,512,704
At December 31, 2022	$6,301	$2,104,450	$732,253	$8,267	$3,906	$25,966	$2,381	$2,883,524
At December 31, 2023	$6,301	$2,481,139	$700,180	$9,685	$5,470	$24,242	$11,615	$3,238,632